UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Quantitative Systems, Inc.
Address: 1515 Ormsby Station Court

         Louisville, KY  40223

13F File Number:  28-06245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phyllis Hubbuch
Title:     Fund Administration
Phone:     502-245-6220

Signature, Place, and Date of Signing:

     /s/s Phyllis Hubbuch     Louisville, KY     May 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $84,665 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     1408    20800 SH       SOLE                    20800        0        0
ALLIANCE ONE INTL INC          COM              018772103     1439   238231 SH       SOLE                   238231        0        0
AMERICAN INTL GROUP INC        COM              026874107     9688   224000 SH       SOLE                   224000        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      431    12700 SH       SOLE                    12700        0        0
ARCH COAL INC                  COM              039380100     1070    24600 SH       SOLE                    24600        0        0
ASSURED GUARANTY LTD           COM              G0585R106     3798   160000 SH       SOLE                   160000        0        0
BARRICK GOLD CORP              COM              067901108     1269    29200 SH       SOLE                    29200        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      263     5700 SH       SOLE                     5700        0        0
COEUR D ALENE MINES CORP IDA   COM              192108108      383    94700 SH       SOLE                    94700        0        0
CONOCOPHILLIPS                 COM              20825C104     2134    28000 SH       SOLE                    28000        0        0
CONSOL ENERGY INC              COM              20854P109     1149    16600 SH       SOLE                    16600        0        0
DEVON ENERGY CORP NEW          COM              25179M103      219     2100 SH       SOLE                     2100        0        0
DRYSHIPS INC                   SHS              Y2109Q101     1917    32000 SH       SOLE                    32000        0        0
EOG RES INC                    COM              26875P101      228     1900 SH       SOLE                     1900        0        0
EXXON MOBIL CORP               COM              30231G102      254     3000 SH       SOLE                     3000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2252    23400 SH       SOLE                    23400        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      420    30400 SH       SOLE                    30400        0        0
GOLDCORP INC NEW               COM              380956409     1368    35300 SH       SOLE                    35300        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    10420    63000 SH       SOLE                    63000        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      413    34900 SH       SOLE                    34900        0        0
HOLLY CORP                     COM PAR $0.01    435758305      265     6100 SH       SOLE                     6100        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     1291    58400 SH       SOLE                    58400        0        0
M & F WORLDWIDE CORP           COM              552541104    17779   475500 SH       SOLE                   475500        0        0
NEWMONT MINING CORP            COM              651639106      394     8700 SH       SOLE                     8700        0        0
PAN AMERICAN SILVER CORP       COM              697900108      426    11100 SH       SOLE                    11100        0        0
PEABODY ENERGY CORP            COM              704549104     1102    21600 SH       SOLE                    21600        0        0
PILGRIMS PRIDE CORP            COM              721467108     5436   268700 SH       SOLE                   268700        0        0
RANDGOLD RES LTD               ADR              752344309      403     8700 SH       SOLE                     8700        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     1071     2600 SH       SOLE                     2600        0        0
ROYAL GOLD INC                 COM              780287108      428    14200 SH       SOLE                    14200        0        0
SCHLUMBERGER LTD               COM              806857108     1140    13100 SH       SOLE                    13100        0        0
SEACOR HOLDINGS INC            COM              811904101     5292    62000 SH       SOLE                    62000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     5904    80000 SH       SOLE                    80000        0        0
SILVER STD RES INC             COM              82823L106      376    12400 SH       SOLE                    12400        0        0
SILVER WHEATON CORP            COM              828336107      399    25700 SH       SOLE                    25700        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     1822    37100 SH       SOLE                    37100        0        0
XTO ENERGY INC                 COM              98385X106      254     4100 SH       SOLE                     4100        0        0
YAMANA GOLD INC                COM              98462Y100      360    24600 SH       SOLE                    24600        0        0